NET LOSS PER SHARE - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss for the year		$ 16,519	$ 5,108
Net loss attributable to ordinary shareholders, basic		16,443	4,942
Net loss attributable to ordinary shareholders, diluted		$ 16,443	$ 4,942
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic (in Shares)		623,846	111,726
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted (in Shares)		623,846	111,726
Net loss per share attributable to ordinary shareholders, basic	[1]	$ 26.36	$ 44.23
Net loss per share attributable to ordinary shareholders, diluted	[1]	$ 26.36	$ 44.23

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-9 reverse share split as discussed in Note 1h